Finance costs and finance income - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Aug. 18, 2014
Finance Cost and Finance Income [Line Items]
Contingent consideration recognised as of acquisition date	$ 23,026,000
Royalty rate	1.50%
Minera Gold Fields Peru S.A [Member]
Finance Cost and Finance Income [Line Items]
Percentage of voting equity interests acquired		51.00%